3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco
direct dial:  215.981.4659
direct fax:  215.981.4750
falcoj@pepperlaw.com

July 21, 2014

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc.
1940 Act File No. 811-06445
Preliminary Proxy Material

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR is a preliminary copy of the proxy statement, and notice of meeting to be furnished to shareholders of The Herzfeld Caribbean Basin Fund, Inc. (the “Fund”), in connection with an Annual Meeting of Stockholders of the Fund to be held in November, 2014 (the “Meeting”). At the Annual Meeting, stockholders of the Fund will be asked: i) to elect two Class III directors; ii) to approve a new investment advisory agreement between the Fund and HERZFELD/CUBA, a division of Thomas J. Herzfeld Advisors, Inc., to reflect the inclusion of borrowing for investment purposes and other financial leverage in the calculation of the advisory fees, and to make certain other non-material changes; and, iii)  to approve revision to the investment restriction regarding borrowing money, issuing senior securities, and pledging, mortgaging, or hypothecating assets. The Fund anticipates that the definitive proxy materials will be sent on or about August 29, 2014.

Please direct questions and comments relating to this filing my attention at (215) 981-4659.

Respectfully,
/s/ John P. Falco
John P. Falco

cc:	Reanna Lee, Esq.
Joseph V. Del Raso, Esq.

Philadelphia	Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com